Promissory Note from a Member (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Promissory Note from a Member [Abstract]
Promissory Note from a Member

5. Promissory Note from a Member
On April 27, 2021, Catapult GP II LLC (“Catapult GP II”), a related party wherein certain members of Catapult GP II are executives of the Company, purchased 5,387,194 common units of the Company. In conjunction with the common units purchased, the Company entered into a full recourse promissory note with Catapult GP II with a face value of $30,000 (the “Note”). The Note, including all unpaid interest, is to be repaid the earlier of 1) the tenth anniversary of the Note, 2) upon the completion of a liquidity event, or 3) upon completion of an initial public offering or a special-purpose acquisition company transaction. The Note bears interest at 10% per annum on a straight-line basis.
The total amount outstanding on the Note, including interest, was $30,481 and $32,038 as of September 30, 2022 and December 31, 2021, respectively. The Note and the related accrued interest are reflected as a reduction to equity in the condensed consolidated statements of members’ equity.

9.  Promissory Note from a Member
On April 27, 2021, Catapult GP II LLC (“Catapult GP II”), a related party wherein certain members of Catapult GP II are executives of the Company, purchased 5,387,194 common units of the Successor. In conjunction with the common units purchased, the Company entered into a full recourse promissory note with Catapult GP II with a face value of $30,000 (the “Note”). The Note, including all unpaid interest, is to be repaid the earlier of 1) the tenth anniversary of the Note, 2) upon the completion of a liquidity event, or 3) upon completion of an initial public offering or a special-purpose acquisition company transaction. The Note bears interest at 10% per annum on a straight-line basis.
The total amount outstanding amount on the Note, including interest, was $32,038 as of December 31, 2021. The Note and the related accrued interest are reflected as a reduction to equity in the consolidated statements of members’ equity.